Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Operations
Revenues	$ 24,586,118	$ 20,575,794	$ 51,257,039	$ 24,843,804	$ 84,850,502	$ 930,073
Program costs and discounts	(5,220,414)	(5,327,012)	(10,196,353)	(6,358,982)	(20,139,341)
Net revenues	19,365,704	15,248,782	41,060,686	18,484,822	64,711,161	930,073
Costs of sales	5,862,635	7,756,963	13,878,643	9,153,149	29,027,643	324,923
Gross profit	13,503,069	7,491,819	27,182,043	9,331,673	35,683,518	605,150
Commissions and incentives	6,004,515	2,689,836	12,978,029	3,203,947	16,432,061
Gain on sale of assets	(140,985)		(406,912)		9,027
Selling, general and administrative	11,745,831	8,140,390	21,455,360	10,454,806	27,918,877	2,291,991
Operating loss	(4,106,292)	(3,338,407)	(6,844,434)	(4,327,080)	(8,667,420)	(4,175,549)
Loss on marketable securities	58,289		552,085		(499,949)
Interest expense, net	213,459	367,052	479,378	604,048	1,609,313	42,673
Loss from continuing operations before income tax provision	(4,378,040)	(3,705,459)	(7,875,897)	(4,931,128)	(9,776,784)	(4,218,222)
Income tax provision	212,921		491,921		273,000
Net loss	(4,590,961)	(3,705,459)	(8,367,818)	(4,931,128)	(10,049,784)	(4,402,947)
Net loss attributable to noncontrolling interest	(1,046,175)	(808,117)	(1,686,020)	(784,672)	(1,518,719)
Net loss attributed to common stockholders	$ (3,544,786)	$ (2,897,342)	$ (6,681,798)	$ (4,146,456)	$ (8,531,065)	$ (4,402,947)
Basic and diluted loss per share:
Weighted average common shares outstanding (in shares)	49,641,569	49,626,292	49,644,148	49,626,292	49,705,125	22,563,720
Net loss per share attributable to CVSL stockholders (in dollars per share)	$ (0.07)	$ (0.06)	$ (0.18)	$ (0.08)	$ (0.17)	$ (0.19)